UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         08/13/99
       -------------------------    ---------------------------     -------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        56
                                               -------------

Form 13F Information Table Value Total:        $1,037,768
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFFILIATED MANAGERS GROUP         COM            008252108 39,932 1,322,800  SH       SOLE              1,322,800
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP DEL                     COM            022615108 14,800   290,900  SH       SOLE                290,900
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM            025816109 18,309   140,700  SH       SOLE                140,700
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODS CORP          COM            026609107 30,326   527,400  SH       SOLE                527,400
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100 16,546   271,800  SH       SOLE                271,800
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATED GROUP INC              CL A           045651106 16,828   258,400  SH       SOLE                258,400
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL        CL A           084670108 16,260       236  SH       SOLE                    236
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD              COM            103354106 43,264 2,499,000  SH       SOLE              2,499,000
------------------------------------------------------------------------------------------------------------------------------------
CENTOCOR INC                      COM            152342101 34,088   731,100  SH       SOLE                731,100
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW          COM            16161A108 28,933   334,000  SH       SOLE                334,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                     COM            17275R102 18,241   282,800  SH       SOLE                282,800
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS      COM            184502102 22,405   325,000  SH       SOLE                325,000
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRIC NETWORK CORP           COM            20589R107 20,495   515,600  SH       SOLE                515,600
------------------------------------------------------------------------------------------------------------------------------------
CORDANT TECHNOLOGIES INC          COM            218412104 27,641   611,700  SH       SOLE                611,700
------------------------------------------------------------------------------------------------------------------------------------
COSTCO COMPANIES INC              COM            22160Q102 23,538   294,000  SH       SOLE                294,000
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                        COM            232560102 10,064   774,140  SH       SOLE                774,140
------------------------------------------------------------------------------------------------------------------------------------
DELUXE CORP                       COM            248019101 10,681   274,300  SH       SOLE                274,300
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC               COM            285512109 21,971   405,000  SH       SOLE                405,000
------------------------------------------------------------------------------------------------------------------------------------
EMISPHERE TECHNOLOGIES INC        COM            291345106    825   116,800  SH       SOLE                116,800
------------------------------------------------------------------------------------------------------------------------------------
EQUITABLE COS INC                 COM            29444G107 11,705   174,700  SH       SOLE                174,700
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR CORP NEW WIS              COM            33763V109 11,197   399,900  SH       SOLE                399,900
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                   CL A           345838106  5,088   110,000  SH       SOLE                110,000
------------------------------------------------------------------------------------------------------------------------------------
GELTEX PHARMACEUTICALS INC        COM            368538104 15,212   845,100  SH       SOLE                845,100
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC           COM            38141G104 12,283   170,000  SH       SOLE                170,000
------------------------------------------------------------------------------------------------------------------------------------
HOWMET INTERNATIONAL              COM            443208103 14,286   831,200  SH       SOLE                831,200
------------------------------------------------------------------------------------------------------------------------------------
IPC COMMUNICATIONS INC            COM NEW        44980K206 13,650   200,000  SH       SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC                    COM            449934108 57,066 1,826,100  SH       SOLE              1,826,100
------------------------------------------------------------------------------------------------------------------------------------
IRIDIUM WORLD COMMUNICATIONS      PUT            G49398953  1,229   115,000  SH       SOLE                115,000
------------------------------------------------------------------------------------------------------------------------------------
KENNEDY-WILSON INC                COM NEW        489399204  5,654   632,600  SH       SOLE                632,600
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL GROUP INC            CL A           529771107 44,949   680,400  SH       SOLE                680,400
------------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS      COM            G56462107 12,325   684,700  SH       SOLE                684,700
------------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC                  COM            55268B106 19,813   229,717  SH       SOLE                229,717
------------------------------------------------------------------------------------------------------------------------------------

MEDPARTNERS INC NEW               COM            58503X107 17,922 2,369,800  SH       SOLE              2,369,800
------------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107 11,446   132,800  SH       SOLE                132,800
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW            COM            63934E108 25,475   509,500  SH       SOLE                509,500
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL DATA CORP                COM            635621105  8,828   206,500  SH       SOLE                206,500
------------------------------------------------------------------------------------------------------------------------------------
NORTH FACE INC                    COM            659317101  8,960   907,300  SH       SOLE                907,300
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                  COM            676220106 21,851   990,400  SH       SOLE                990,400
------------------------------------------------------------------------------------------------------------------------------------
PICO HLDGS INC                    COM NEW        693366205  7,548   298,200  SH       SOLE                298,200
------------------------------------------------------------------------------------------------------------------------------------
PAYLESS SHOESOURCE INC            COM            704379106 22,053   412,200  SH       SOLE                412,200
------------------------------------------------------------------------------------------------------------------------------------
PITTSTON CO                       COM BRINKS GRP 725701106  9,681   361,900  SH       SOLE                361,900
------------------------------------------------------------------------------------------------------------------------------------
PROMUS HOTEL CORP NEW             COM            74342P106 25,429   820,300  SH       SOLE                820,300
------------------------------------------------------------------------------------------------------------------------------------
QLT PHOTOTHERAPEUTICS INC         COM            746927102 12,249   222,700  SH       SOLE                222,700
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC              COM            770323103 19,765   760,200  SH       SOLE                760,200
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW               COM            81211K100 26,248   404,600  SH       SOLE                404,600
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
TEEKAY SHIPPING CORP              COM            V89564104  8,901   505,000  SH       SOLE                505,000
------------------------------------------------------------------------------------------------------------------------------------
TERRA NOVA (BERMUDA) HLDGS LTD    ORD CL A       G87615103 10,958   406,800  SH       SOLE                406,800
------------------------------------------------------------------------------------------------------------------------------------
UCAR INTL INC                     COM            90262K109 15,196   601,800  SH       SOLE                601,800
------------------------------------------------------------------------------------------------------------------------------------
UNITED RETAIL GROUP INC           COM            911380103  8,305   549,100  SH       SOLE                549,100
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS CORP         COM            928615103 32,817 1,154,000  SH       SOLE              1,154,000
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT     929042109 16,258   460,400  SH       SOLE                460,400
------------------------------------------------------------------------------------------------------------------------------------

WASTE MGMT INC DEL                COM            94106L109 19,511   363,000  SH       SOLE                363,000
------------------------------------------------------------------------------------------------------------------------------------
WATKINS JOHNSON CO                COM            942486101  5,549   188,100  SH       SOLE                188,100
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW              COM            949746101 38,227   894,200  SH       SOLE                894,200
------------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRLESS CORP              CL A           95988E204 12,914   478,300  SH       SOLE                478,300
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC               COM            966837106 12,073   251,200  SH       SOLE                251,200
------------------------------------------------------------------------------------------------------------------------------------



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